Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Aug. 31, 2020
Statement [Line Items]
Officers compensation	$ 1,755,811	$ 1,558,585	$ 1,509,822
Altum [member]
Statement [Line Items]
Stock options granted during the year	582,620
Due to related party	$ 466,363	$ 206,610		$ (590,240)
Director and Officers [Member]
Statement [Line Items]
Stock option forfeited	896,965	256,250	0
Stock options granted during the year	1,000,000	0
Settlement and legal provisions expense	$ 313,470
Director, Officers And Former Officer [Member]
Statement [Line Items]
Stock options granted during the year	700,000	1,200,000	6,950,000
Former Officers And Directors [Member]
Statement [Line Items]
Stock options granted during the year		33,334
Common shares issued vested		291,667
Settlement and legal provisions expense	$ 313,470
Key Management and Director [Member]
Statement [Line Items]
Due to related party	$ 144,867	$ 661,660
Restricted stock unit granted			2,750,000
Performance stock unit granted			750,000